Transactions with Related Parties - Azara Services S.A. (Details) (USD $) In Thousands, except Share data, unless otherwise specified			8 Months Ended	18 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Aug. 20, 2013 Azara Services S.A.	Jun. 30, 2014 Azara Services S.A.	Aug. 20, 2015 Azara Services S.A.	Aug. 20, 2014 Azara Services S.A.
Annual Remuneration				$ 2,500
Vesting period			2 years
Vested number of shares on grant date			50,000
Vested in period					50,000	50,000
Common stock par value	$ 0.01	$ 0.01	$ 17.56
Shares Granted			150,000